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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2012

Check here if Amendment [_]; Amendment Number:
                                                 ------------------------------

   This Amendment (Check only one.):    [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Account Management, LLC
Address:  17 Arlington Street
          Boston, MA  02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher de Roetth
Title:    Principal
Phone:    617-236-4200


Signature, Place, and Date of Signing:

Christopher de Roetth (signature on file)     Boston, MA      November 14, 2012
------------------------------------------- ---------------- -------------------
               [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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
Page 1 of 4      FORM 13F     NAME OF REPORTING MANAGER Account Management, LLC    (SEC USE ONLY)
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

                                                                             Item 6:                                Item 8:
                                                                      Investment Discretion                     Voting Authority
                                                       Item 5:  --------------------------------                   (Shares)
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-     (c)       Item 7:    ----------------------
    Item 1:            Title of   CUSIP   Fair Market Principal    (a)   As Defined    Shared-    Managers      (a)     (b)    (c)
Name of Issuer          Class    Number      Value     Amount     Sole   in Instr. V   Other     See Instr. V   Sole   Shared  None
------------------   ---------- --------- ----------- --------- -------- ----------- ----------- ------------ -------- ------- -----
Berkshire Hathaway     Common
Hld B                   Stock   084670702  13,044,163   147,893  147,893                                       147,893
Berkshire Hathaway     Common
Inc. CL "A"             Stock   084670108   2,255,900        17       17                                            17
Agnico Eagle           Common
                        Stock   268648102     765,230    14,750   14,750                                        14,750
Credit Acceptance      Common
Corporation             Stock   225310101  16,220,135   189,687  189,687                                       189,687
D R Horton Inc         Common
                        Stock   23331A109  13,657,219   445,950  445,950                                       445,950
Range Resources        Common
Corp Com                Stock   75281A109   4,426,963    63,360   63,360                                        63,360
Novagold Resources     Common
Inc New                 Stock   66987E206   1,780,800   318,000  318,000                                       318,000
ETFS Metal
Securities
Austrailia LTD         Common
Redeemable Pref SHS     Stock   Q3635T113     455,576     2,672    2,672                                         2,672
G Check PT             Common
Software Ford           Stock   M22465104   1,141,922    23,711   23,711                                        23,711
Maxim Integrated       Common
Products                Stock   57772K101   2,743,418   103,050  103,050                                       103,050
Ritchie Bros.          Common
Auction                 Stock   767744105   1,563,399    81,300   81,300                                        81,300
  COLUMN TOTALS                            58,054,725 1,390,390


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
Page 2 of 4      FORM 13F     NAME OF REPORTING MANAGER Account Management, LLC    (SEC USE ONLY)
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

                                                                             Item 6:                                Item 8:
                                                                      Investment Discretion                     Voting Authority
                                                       Item 5:  --------------------------------                   (Shares)
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-     (c)       Item 7:    ----------------------
    Item 1:            Title of   CUSIP   Fair Market Principal    (a)   As Defined    Shared-    Managers      (a)     (b)    (c)
Name of Issuer          Class    Number      Value     Amount     Sole   in Instr. V   Other     See Instr. V   Sole   Shared  None
------------------   ---------- --------- ----------- --------- -------- ----------- ----------- ------------ -------- ------- -----
Barrick Gold           Common
Corporation             Stock   067901108   4,688,938   112,283  112,283                                       112,283
Canadian Natural       Common
Resources               Stock   136385101     475,706    15,450   15,450                                        15,450
Microsoft              Common
Corporation             Stock   594918104   4,814,424   161,775  161,775                                       161,775
Johnson & Johnson      Common
                        Stock   478160104   2,169,976    31,490   31,490                                        31,490
Leucadia National      Common
Corp                    Stock   527288104   1,126,125    49,500   49,500                                        49,500
Goldcorp Inc.          Common
                        Stock   380956409   8,686,053   189,445  189,445                                       189,445
Ford Motor Company     Common
                        Stock   345370860     147,900    15,000   15,000                                        15,000
Cenovus Energy Inc.    Common
                        Stock   15135U109     243,950     7,000    7,000                                         7,000
EMC Corp Mass          Common
                        Stock   268648102     381,780    14,000   14,000                                        14,000
Kodiak Oil & Gas       Common
Corp Com NPV            Stock   50015Q100     748,800    80,000   80,000                                        80,000
Enterprise Prods       Common
Partners LP             Stock   293792107   2,837,584    52,940   52,940                                        52,940
Portfolio Recovery     Common
As.                     Stock   73640Q105     678,795     6,500    6,500                                         6,500
SPDR Gold Trust        Common
                        Stock   78463V107   6,560,698    38,168   38,168                                        38,168
  COLUMN TOTALS                            33,560,729   773,551

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
Page 3 of 4      FORM 13F     NAME OF REPORTING MANAGER Account Management, LLC    (SEC USE ONLY)


                                                                             Item 6:                                Item 8:
                                                                      Investment Discretion                     Voting Authority
                                                       Item 5:  --------------------------------                   (Shares)
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-     (c)       Item 7:    ----------------------
    Item 1:            Title of   CUSIP   Fair Market Principal    (a)   As Defined    Shared-    Managers      (a)     (b)    (c)
Name of Issuer          Class    Number      Value     Amount     Sole   in Instr. V   Other     See Instr. V   Sole   Shared  None
------------------   ---------- --------- ----------- --------- -------- ----------- ----------- ------------ -------- ------- -----
Petaquilla             Common
Minerals LTD            Stock   716013107      45,174    71,140   71,140                                        71,140
Transdigm Group        Common
Inc.                    Stock   893641100   1,603,131    11,300   11,300                                        11,300
Market Vectors         Common
Gold Miners ETF         Stock   57060U100     373,360     6,954    6,954                                         6,954
Dunkin Brands          Common
Group IN                Stock   265504100   1,707,908    58,500   58,500                                        58,500
Asia Tigers Fund       Common
Inc.                    Stock   04516T105     177,280    12,800   12,800                                        12,800
Sprott Physical        Common
Gold Trust              Stock   85207H104   1,668,200   109,750  109,750                                       109,750
PMFG, Inc              Common
                        Stock   69345P103     258,880    32,000   32,000                                        32,000
Exxon Mobil            Common
Corporation             Stock   30231G102   2,906,190    31,779   31,779                                        31,779
KB Home                Common
                        Stock   48666K109     430,500    30,000   30,000                                        30,000
MELA Sciences, Inc     Common
                        Stock   55277R100     292,110    91,000   91,000                                        91,000
                       Common
                        Stock                                          0                                             0
                       Common
                        Stock                                          0                                             0
                       Common
                        Stock                                          0                                             0
  COLUMN TOTALS                             9,462,733   455,223

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
Page 4 of 4      FORM 13F     NAME OF REPORTING MANAGER Account Management, LLC    (SEC USE ONLY)
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

                                                                             Item 6:                                Item 8:
                                                                      Investment Discretion                     Voting Authority
                                                       Item 5:  --------------------------------                   (Shares)
                       Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-     (c)       Item 7:    ----------------------
    Item 1:            Title of   CUSIP   Fair Market Principal    (a)   As Defined    Shared-    Managers      (a)     (b)    (c)
Name of Issuer          Class    Number      Value     Amount     Sole   in Instr. V   Other     See Instr. V   Sole   Shared  None
------------------   ---------- --------- ----------- --------- -------- ----------- ----------- ------------ -------- ------- -----
                       Common
                        Stock                                          0                                             0
                       Common
                        Stock                                          0                                             0
                       Common
                        Stock                                          0                                             0
                       Common
                        Stock                                          0                                             0
                       Common
                        Stock                                          0                                             0
                       Common
                        Stock                                          0                                             0
                       Common
                        Stock                                          0                                             0
                       Common
                        Stock                                          0                                             0
                       Common
                        Stock                                          0                                             0
                       Common